INCOME TAX (Tables)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of company's deferred tax asset

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$4,856,533	$812,183
Lease liabilities	15,679,593	39,604
Financing obligation	15,581,566	962,009
Other	19,607	3,811
	36,137,299	1,817,607
Valuation allowance	(4,921,773)	(799,889)
	31,215,526	1,017,718
Deferred tax liabilities:
Property and equipment	$(30,879,012)	$(982,871)
Operating lease right-of-use assets	(349,375)	(38,522)
	(31,228,387)	(1,021,393)
Net deferred tax liabilities	$(12,861)	$(3,675)

Schedule of income tax benefit

Income tax expense for the year ended December 31, 2020 consisted of the following components:

Deferred income taxes:
Federal	$8,606
State	580
Total deferred income taxes	9,186
Total income tax expense	$9,186

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	2020	2019
Loss before income taxes	$(17,438,519)	$(2,746,021)
Income tax benefit at U.S. Federal statutory rate	(3,662,089)	(576,664)
Permanent items	211,193	95,081
Change in valuation allowance	4,121,884	572,404
State income taxes, net of U.S. Federal income tax benefit	(661,802)	(90,821)
Income tax expense	$9,186	$—

Novus Capital Corp [Member]
Schedule of company's deferred tax asset

The Company’s deferred tax asset is as follows:

December 31,
2020

Deferred tax asset
Net operating loss carryforward	$88,799
Total deferred tax assets	88,799
Valuation allowance	(88,799)
Deferred tax asset, net of allowance	$—

Schedule of income tax benefit

The income tax benefit consists of the following:

December 31,
2020

Federal
Current	$—
Deferred	(71,849)

State
Current	$—
Deferred	(16,950)
Change in valuation allowance	88,799
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31,
2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	4.3%
Business Combination expenses	(22.8)%
Valuation allowance	(2.6)%
Income tax provision	0.1%